Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Expenses
Research and development	$ 8,214	$ 6,769	$ 7,312
General and administrative expenses	8,361	8,819	5,128
Loss from operations	(16,575)	(15,588)	(12,440)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	2,711
Impairment loss - iOx IPR&D	(59,320)
Impairment loss - Tarus IPR&D	(4,585)
Impairment loss - Goodwill	(43,862)
Impairment loss - Stimunity	(818)
Share of loss in associate accounted for using equity method	(260)	(62)	(490)
Change in fair value of warrant liability	33	852	(790)
Loss on equity issued at a discount			(1,256)
Loss on extinguishment of notes payable			(223)
Gain on sale of marketable equity securities			72
Gain on disposition of subsidiaries			412
Foreign exchange transaction (loss) gain	(53)	24
Depreciation expense	(1)
Interest income	217
Interest expense	(9)	(43)	(177)
Loss before provision for income taxes	(122,522)	(14,817)	(14,892)
Income tax benefit (expense)	17,856	(4,352)	(2,297)
Net loss	(104,666)	(19,169)	(17,189)
Other comprehensive income (loss)
Net unrealized loss on investments	(5,283)
Total comprehensive loss for year	(109,949)	(19,169)	(17,189)
Net loss attributable to:
Owners of the Company	(104,611)	(16,870)	(15,833)
Non-controlling interest	(55)	(2,299)	(1,356)
Comprehensive loss attributable to:
Owners of the Company	$ (109,894)	$ (16,870)	$ (15,833)
Loss per share
Basic and diluted	$ (6.49)	$ (1.29)	$ (1.35)
Weighted average shares outstanding
Basic and diluted	16,119	13,060	11,733